Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 1,318,271	$ 553,098	$ 133,988
Cost and expenses:
Cost of revenues (including share-based compensation of $915, $2,785 and $2,014 in 2015, 2016 and 2017, respectively)	(649,275)	(241,463)	(30,312)
Research and development (including share-based compensation of $3,502, $5,646 and $8,793 in 2015, 2016 and 2017, respectively)	(51,491)	(31,399)	(23,265)
Sales and marketing (including share-based compensation of $3,780, $5,880 and $11,723 in 2015, 2016 and 2017 respectively)	(217,437)	(97,173)	(52,631)
General and administrative (including share-based compensation of $9,185, $17,395 and $27,127 in 2015, 2016 and 2017, respectively)	(62,581)	(38,983)	(22,879)
Total cost and expenses	(980,784)	(409,018)	(129,087)
Other operating income	23,379	406	713
Income from operations	360,866	144,486	5,614
Interest income	21,635	8,194	7,805
Impairment loss on long-term investments	(4,386)	(5,765)
Income before income tax and share of income on equity method investments	378,115	146,915	13,419
Income tax expense	(65,980)	(5,136)	(92)
Income before share of income on equity method investments	312,135	141,779	13,327
Share of income on equity method investments	5,889	3,471	370
Net income	318,024	145,250	13,697
Less: net loss attributable to non-controlling interest	(542)
Net income attributable to Momo Inc.	318,566	145,250	13,697
Net income attributable to ordinary shareholders	$ 318,566	$ 145,250	$ 13,697
Net income per share attributable to ordinary shareholders
Basic	$ 0.81	$ 0.38	$ 0.04
Diluted	$ 0.77	$ 0.36	$ 0.03
Weighted average shares used in calculating net income per ordinary share
Basic	394,549,323	377,335,923	342,646,282
Diluted	415,265,078	407,041,165	401,396,548